McGuireWoods LLP

800 East Canal Street

Richmond, Virginia 23219

April 16, 2020

VIA EDGAR

Division of Corporation Finance
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-7010

Re:	Amendment No. 3 to Registration Statement on Form S-1 (“Amendment No. 3”)

Filed April 13, 2020

File No. 333-235539

Ladies and Gentlemen:

As requested, we are submitting, on behalf of HG Holdings, Inc. (the “Company”), the attached letter, dated February 20, 2020 (the “February 20 Letter”), regarding the Company’s status under the Investment Company Act of 1940 previously provided to the Staff of the Division of Investment Management. At the request of the Company, we are withdrawing the request for confidential treatment set forth in the February 20 Letter.

Please do not hesitate to call me at (804) 775-1031 or Anitra T. Cassas at (804) 775-4727 should you have questions.

Very truly yours, /s/ David W. Robertson David W. Robertson

cc:	Steven A. Hale II

Bradley G. Garner

Anitra T. Cassas